Prepayments, receivables and other assets	12 Months Ended
Mar. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments, receivables and other assets
13.
Prepayments, receivables and other assets

	As of March 31,
	2024	2025
	RMB	RMB
	(in millions)
Current:
Accounts receivable and contract assets, net of allowance	30,686	31,172
Inventories	25,460	18,887
VAT receivables, net of allowance	19,904	26,336
Prepaid cost of revenue, sales and marketing and other expenses	17,784	20,556
Advances to/receivables from customers, merchants and others	11,508	52,976
Amounts due from related companies	8,257	12,058
Interest receivables	10,055	6,533
Deferred direct selling costs and cost of revenue (i)	6,482	5,365
Others	13,400	28,292
	143,536	202,175
Non-current:
Operating lease right-of-use assets	76,927	39,202
Deferred tax assets (Note 7)	11,361	13,161
Film costs and prepayment for licensed copyrights and others	12,073	12,889
Prepayment for acquisition of property and equipment	11,345	6,799
Others	4,396	11,380
	116,102	83,431

(i)
The Company is obligated to pay certain costs upon the receipt of membership fees from merchants or other customers, which primarily consist of sales commissions, and certain costs associated with cloud services. The membership fees and cloud services revenue are initially deferred and recognized as revenue in the consolidated income statements in the period in which the services are rendered. As such, the related costs are also initially deferred and recognized in the consolidated income statements in the same period as the related service fees and revenue are recognized.